ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited	September 30, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 92.2%
CONSUMER DISCRETIONARY 8.9%
Hotels, Restaurants & Leisure 0.8%
International Game Technology	309,000	12,823
		12,823
Household Durables 1.7%
Harman International	120,000	10,013
Lennar, Class A	363,000	16,426
		26,439
Internet & Catalog Retail 0.6%
Amazon.com (1)	280,000	8,994
		8,994
Media 2.4%
Clear Channel Communications	223,100	6,436
New York Times, Class A	305,000	7,009
News Corp, Class A	207,000	4,068
Time Warner	607,000	11,066
Viacom, Class B (1)	280,000	10,410
		38,989
Multiline Retail 0.5%
Kohl's (1)	133,000	8,634
		8,634
Specialty Retail 2.9%
Bed Bath & Beyond (1)	525,000	20,086
GAP	470,000	8,907
TJX	623,000	17,463
		46,456
Total Consumer Discretionary		142,335
CONSUMER STAPLES 7.5%
Beverages 2.3%
Coca-Cola	492,000	21,982
PepsiCo	215,000	14,031
		36,013
Food & Staples Retailing 1.4%
Sysco	107,000	3,579
Wal-Mart	371,000	18,298
		21,877
Food Products 0.9%
General Mills	252,800	14,308
		14,308
Household Products 0.9%
Procter & Gamble	245,000	15,185
		15,185
Personal Products 1.4%
Avon	722,000	22,137
		22,137
Tobacco 0.6%
Altria Group	125,000	9,569
		9,569
Total Consumer Staples		119,089
ENERGY 9.8%
Energy Equipment & Services 3.3%
Baker Hughes	312,000	21,278
Schlumberger	355,000	22,021
Transocean (1)	133,000	9,740
		53,039
Oil, Gas & Consumable Fuels 6.5%
BP ADR	84,000	5,509
Chevron	274,000	17,772
ExxonMobil	405,000	27,175
Kinder Morgan	60,000	6,291
Murphy Oil	339,000	16,119
Royal Dutch Shell ADR, Class A	237,000	15,666
Total ADR	228,000	15,034
		103,566

Total Energy		156,605
FINANCIALS 23.0%

Capital Markets 7.0%
Ameriprise Financial	290,000	13,601
AMVESCAP PLC (GBP)	1,415,000	15,360
Charles Schwab	270,000	4,833
E*TRADE Financial (1)	626,000	14,974
Goldman Sachs	46,000	7,782
Legg Mason	185,000	18,659
Merrill Lynch	163,000	12,750
Morgan Stanley	230,000	16,769
State Street	111,000	6,926
		111,654
Commercial Banks 3.5%
Fifth Third Bancorp	555,000	21,135
First Horizon National	202,000	7,678
Royal Bank of Scotland (GBP)	278,000	9,568
U.S. Bancorp	510,000	16,942
		55,323
Consumer Finance 0.6%
SLM Corporation	200,000	10,396
		10,396
Diversified Financial Services 3.3%
Citigroup	862,000	42,815
J.P. Morgan Chase	226,000	10,613
		53,428
Insurance 5.6%
American International Group	251,000	16,631
Lincoln National	160,000	9,933
Marsh & McLennan	1,018,000	28,657
Prudential Financial	83,000	6,329
Willis Group Holdings	435,000	16,530
XL Capital	162,000	11,129
		89,209
Real Estate Investment Trusts (REITs) 2.1%
Equity Residential, REIT	413,000	20,890
Global Signal, REIT	235,000	11,886
		32,776
Thrifts & Mortgage Finance 0.9%
Freddie Mac	212,000	14,062
		14,062
Total Financials		366,848
HEALTH CARE 7.9%
Health Care Equipment & Supplies 3.0%
Baxter International	350,000	15,911
Becton, Dickinson	105,000	7,420
Boston Scientific (1)	750,000	11,093
C R Bard	178,000	13,350
		47,774
Health Care Providers & Services 3.0%
Aetna	345,000	13,645
CIGNA	84,000	9,771
Humana (1)	63,000	4,164
Omnicare	306,000	13,185
Quest Diagnostics	100,000	6,116
		46,881
Pharmaceuticals 1.9%
Johnson & Johnson	223,000	14,481
Merck	130,000	5,447
Teva Pharmaceutical	320,000	10,909
		30,837
Total Health Care		125,492
INDUSTRIALS & BUSINESS SERVICES 11.3%
Aerospace & Defense 1.2%
Honeywell International	476,000	19,469
		19,469
Air Freight & Logistics 0.6%
UPS, Class B	135,000	9,712
		9,712
Airlines 0.7%
Southwest Airlines	647,000	10,779
		10,779
Building Products 1.0%
American Standard	377,000	15,823
		15,823
Commercial Services & Supplies 1.1%
Republic Services	416,000	16,727
		16,727
Industrial Conglomerates 4.2%
3M	117,000	8,707
GE	1,670,000	58,951
		67,658
Machinery 2.5%
Danaher	205,000	14,077
Illinois Tool Works	237,000	10,641
ITT	302,000	15,484
		40,202
Total Industrials & Business Services		180,370
INFORMATION TECHNOLOGY 13.0%
Communications Equipment 2.3%
Cisco Systems (1)	508,000	11,684
Juniper Networks (1)	1,030,000	17,799
Lucent Technologies (1)	2,845,000	6,657
		36,140
Computers & Peripherals 1.0%
Dell (1)	702,000	16,034
		16,034
Internet Software & Services 0.6%
VeriSign (1)	482,000	9,736
		9,736
IT Services 0.4%
First Data	162,000	6,804
		6,804
Semiconductor & Semiconductor Equipment 5.1%
Analog Devices	360,000	10,580
Applied Materials	710,000	12,588
Intel	1,080,000	22,216
Linear Technology	250,000	7,780
Marvell Technology Group (1)	680,000	13,172
Maxim Integrated Products	272,000	7,635
Xilinx	339,000	7,441
		81,412
Software 3.6%
Adobe Systems (1)	278,000	10,411
Autodesk (1)	140,000	4,869
Microsoft	1,255,000	34,299
NAVTEQ (1)	280,000	7,311
		56,890
Total Information Technology		207,016
MATERIALS 2.0%
Chemicals 0.5%
Potash Corp of Saskatchewan	78,000	8,127
		8,127
Metals & Mining 1.1%
Alcoa	314,000	8,805
Newmont Mining	211,000	9,020
		17,825
Paper & Forest Products 0.4%
International Paper	185,000	6,406
		6,406
Total Materials		32,358
TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 1.4%
Telus	280,000	15,671
Verizon Communications	153,000	5,681
		21,352
Wireless Telecommunication Services 1.8%
Alltel	143,000	7,937
American Tower Systems, Class A (1)	582,000	21,243
		29,180
Total Telecommunication Services		50,532
UTILITIES 5.6%
Electric Utilities 3.4%
Edison International	354,000	14,740
Entergy	281,000	21,983
Pinnacle West Capital	200,000	9,010
PPL	279,000	9,179
		54,912
Multi-Utilities 2.2%
Duke Energy	571,000	17,244
NiSource	832,800	18,105
		35,349
Total Utilities		90,261
Total Common Stocks (Cost $1,208,742)		1,470,906
CONVERTIBLE BONDS 0.6%
Wynn Resorts Limited, 6.00%, 7/15/15	3,490,000	10,422
Total Convertible Bonds (Cost $8,428)		10,422

SHORT-TERM INVESTMENTS 7.3%
Money Market Funds 7.3%
T. Rowe Price Reserve Investment Fund, 5.37% (2)(3)	116,409,169	116,409
Total Short-Term Investments (Cost $116,409)		116,409
Total Investments in Securities
100.1% of Net Assets (Cost $1,333,579)		$1,597,737

†	Denominated in U.S. dollars unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
GBP	British Pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth & Income Fund
Unaudited	September 30, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At September 30, 2006, the cost of investments for federal income tax purposes was $1,333,579,000. Net unrealized gain aggregated $264,156,000 at period-end, of which $323,975,000 related to appreciated investments and $59,819,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $1,762,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2006, and December 31, 2005, was $116,409,000 and $16,740,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 17, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 17, 2006